Pension Plans and Other Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans and Other Postretirement Benefits
Employer's contributions under defined contribution plans	$ 199	$ 187	$ 186
Other Postretirement Benefits
Defined benefit plan
Benefit obligation	16	17
Net periodic benefit cost	1	1	1
Actual plan asset allocations
Total Company contributions to multiemployer pension plans	50	47	46
Pension Plans
Defined benefit plan
Number of defined benefit plans	9
Benefit obligation	758	685
Fair value of plan assets	527	463
Actual return on plan assets	62	37
Net periodic benefit cost	31	49	36
Curtailment losses included in net periodic costs	2
Settlements losses included in net periodic costs		25	12
Weighted-average assumptions used to determine net periodic cost
Discount rate (as a percent)	4.00%	4.75%
Expected long-term rate of return on plan assets (as a percent)	7.25%	7.25%	7.25%
Target plan asset allocations
Equity securities target allocation (as a percent)	50.00%
Debt securities target allocation (as a percent)	50.00%
Actual plan asset allocations
Equity securities (as a percent)	50.00%	47.00%
Debt securities (as a percent)	48.00%	51.00%
Money market securities (as a percent)	2.00%	2.00%
Employer's contributions under defined benefit plans	36	92	65
Estimated future employer contributions in next fiscal year	33
Total Company contributions to multiemployer pension plans	$ 12	$ 11	$ 12
Pension Plans | Level 1
Actual plan asset allocations
Actual plan assets (as a percent)	84.00%	82.00%
Pension Plans | Level 2
Actual plan asset allocations
Actual plan assets (as a percent)	16.00%	18.00%
Tax-qualified funded pension plans
Defined benefit plan
Number of defined benefit plans	3
Unfunded nonqualified supplemental retirement plans
Defined benefit plan
Number of defined benefit plans	6
Number of defined benefit plans not frozen in prior periods	2